Right of use assets and Lease liabilities (Details 3) - Bank Borrowings [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90,413,000-1
Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Type of amortization		At maturity
Interest Rate		8.34%
Bank Borrowings Three [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1
Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Type of amortization	At maturity
Interest Rate	7.17%
Bank Borrowings Four [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor country	Chile	Chile
Currency	CLP	CLP
Type of amortization	At maturity	At maturity
Interest Rate	8.34%	8.34%
Bank Borrowings Five [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Creditor country	Chile	Chile
Currency	CLP	CLP
Type of amortization	At maturity	At maturity
Interest Rate	7.17%	5.70%
Bank Borrowings Six [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1
Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Type of amortization	At maturity
Interest Rate	8.34%
At cost [member] | Non Current Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 34,061,739	$ 31,306,552
Lease Liabilities Subtotal One	20,988,400	20,596,164
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	13,073,339	10,710,388
At cost [member] | Non Current Lease Liabilities [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	9,302,900	9,122,405
Lease Liabilities Subtotal One	1,344,004	1,264,674
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	7,958,896	7,857,731
At cost [member] | Non Current Lease Liabilities [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	4,340,105	3,144,217
Lease Liabilities Subtotal One	1,224,345	1,227,217
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	3,115,760	1,917,000
At cost [member] | Non Current Lease Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	20,418,734	19,039,930
Lease Liabilities Subtotal One	18,420,051	18,104,273
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	$ 1,998,683	$ 935,657
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Uf [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	79,862,750-3	79,862,750-3
Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 119,659	$ 222,691
Type of amortization	Monthly	Monthly
Interest Rate	2.14%	2.14%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Uf [Member] | Transportes Ccu Limitada [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 119,659	$ 170,055
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Uf [Member] | Transportes Ccu Limitada [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	0	52,636
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Uf [Member] | Transportes Ccu Limitada [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 0	$ 0
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Uf [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	99,012,000-5	99,012,000-5
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 20,868,741	$ 20,373,473
Type of amortization	Monthly	Monthly
Interest Rate	3.95%	3.95%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Uf [Member] | Compania Cervecerias Unidas Sa [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,224,345	$ 1,094,619
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Uf [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	1,224,345	1,174,581
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Uf [Member] | Compania Cervecerias Unidas Sa [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 18,420,051	$ 18,104,273
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Uf [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	UF
Lease liabilities	$ 10,469,605
Type of amortization	Monthly
Interest Rate	2.96%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Uf [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 6,824,508
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Uf [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,701,396
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Uf [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 943,701
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Clp [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		CLP
Lease liabilities		$ 30,814
Type of amortization		Monthly
Interest Rate		4.40%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Clp [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 30,814
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Clp [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		0
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Clp [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 0
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Uf [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		UF
Lease liabilities		$ 8,345,078
Type of amortization		Monthly
Interest Rate		2.17%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Uf [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 6,590,796
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Uf [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		1,694,284
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Uf [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 59,998
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Usd [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	USD
Lease liabilities	$ 1,783,465
Type of amortization	Monthly
Interest Rate	3.17%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 449,743
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	322,646
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,011,076
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Usd [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		USD
Lease liabilities		$ 1,618,601
Type of amortization		Monthly
Interest Rate		3.95%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 539,308
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		203,634
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 875,659
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Ars [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Argentina
Creditor country	Argentina
Currency	ARS
Lease liabilities	$ 393,222
Type of amortization	Monthly
Interest Rate	16.33%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Ars [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 260,266
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Ars [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	89,050
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Ars [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 43,906
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Usd [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Argentina
Creditor country	Argentina
Currency	USD
Lease liabilities	$ 350,576
Type of amortization	Monthly
Interest Rate	33.61%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 347,908
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,668
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 0
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Ars [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Argentina
Creditor country		Argentina
Currency		ARS
Lease liabilities		$ 132,171
Type of amortization		Monthly
Interest Rate		23.59%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Ars [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 132,171
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Ars [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		0
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Ars [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 0
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Usd [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Argentina
Creditor country		Argentina
Currency		USD
Lease liabilities		$ 427,261
Type of amortization		Monthly
Interest Rate		31.26%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 427,261
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		0
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 0
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Uyu [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Uruguay
Creditor country	Uruguay
Currency	UYU
Lease liabilities	$ 76,471
Type of amortization	Monthly
Interest Rate	0.84%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Uyu [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 76,471
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Uyu [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	0
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Uyu [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	0
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Uyu [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Uruguay
Creditor country		Uruguay
Currency		UYU
Lease liabilities		$ 156,463
Type of amortization		Monthly
Interest Rate		0.84%
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Uyu [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 137,381
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Uyu [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		19,082
At cost [member] | Non Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Uyu [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		0
Nominal Value [Member] | Non Current Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	45,326,148	41,669,396
Lease Liabilities Subtotal One	29,864,231	29,632,511
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	15,461,917	12,036,885
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	12,657,830	11,078,825
Lease Liabilities Subtotal One	2,674,567	2,615,833
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	9,983,263	8,462,992
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	6,149,772	4,625,260
Lease Liabilities Subtotal One	2,549,030	2,486,541
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	3,600,742	2,138,719
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	26,518,546	25,965,311
Lease Liabilities Subtotal One	24,640,634	24,530,137
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	$ 1,877,912	$ 1,435,174
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Uf [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	79,862,750-3	79,862,750-3
Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 125,536	$ 236,894
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Uf [Member] | Transportes Ccu Limitada [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 125,536	$ 183,093
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Uf [Member] | Transportes Ccu Limitada [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	0	53,801
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Uf [Member] | Transportes Ccu Limitada [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 0	$ 0
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Uf [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	99,012,000-5	99,012,000-5
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 29,738,695	$ 29,395,617
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Uf [Member] | Compania Cervecerias Unidas Sa [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 2,549,031	$ 2,432,740
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Uf [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,549,030	2,432,740
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Uf [Member] | Compania Cervecerias Unidas Sa [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 24,640,634	$ 24,530,137
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Euros [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	Euros
Lease liabilities	$ 12,108
Type of amortization	Monthly
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Euros [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 12,108
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Euros [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	0
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Euros [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 0
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Clp [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		CLP
Lease liabilities		$ 44,116
Type of amortization		Monthly
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Clp [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 44,116
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Clp [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		0
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Clp [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 0
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Uf [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 12,561,554	$ 8,750,022
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Uf [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 8,394,381	$ 6,874,065
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Uf [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,996,536	1,807,266
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Uf [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,170,637	$ 68,691
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Usd [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor country	Chile	Chile
Currency	USD	USD
Lease liabilities	$ 654,818	$ 2,332,953
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 129,859	$ 659,316
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	78,664	307,154
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 446,295	$ 1,366,483
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Ars [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Argentina	Argentina
Creditor country	Argentina	Argentina
Currency	ARS	ARS
Lease liabilities	$ 1,728,091	$ 201,342
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Ars [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 946,597	$ 201,342
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Ars [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	520,514	0
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Ars [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 260,980	$ 0
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Usd [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Argentina	Argentina
Creditor country	Argentina	Argentina
Currency	USD	USD
Lease liabilities	$ 407,969	$ 516,106
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 402,941	$ 516,106
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	5,028	0
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Usd [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 0	$ 0
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Uyu [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Uruguay	Uruguay
Creditor country	Uruguay	Uruguay
Currency	UYU	UYU
Lease liabilities	$ 97,377	$ 192,346
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Uyu [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 97,377	$ 168,047
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Uyu [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	0	24,299
Nominal Value [Member] | Non Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Uyu [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 0	$ 0